SHARE-BASED COMPENSATION - Schedule of Compensation Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs	$ 3,655,645	$ 11,062,481
Restricted Stock Unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs	631,495	522,875
Administrative expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs	3,414,925	8,296,836
Administrative expenses | Restricted Stock Unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs	680,938	399,812
Administrative expenses | Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs	916,381	776,714
Selling expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs	240,720	2,765,645
Selling expenses | Restricted Stock Unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs	$ (49,443)	$ 123,063